Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the SPAs	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Fair value of the conversion feature liability for the debentures and warrant	3	5.04	4.51
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant	3.49
Fair value of the conversion feature liability for the debentures and warrant	3.66
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant	4.78
Fair value of the conversion feature liability for the debentures and warrant	4.93
Measurement Input, Expected Dividend Rate [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant
Fair value of the conversion feature liability for the debentures and warrant
Measurement Input, Expected Term [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Fair value of the conversion feature liability for the debentures and warrant	2.58	0.29	1.29
Measurement Input, Expected Term [Member] | Minimum [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant	0.14
Fair value of the conversion feature liability for the debentures and warrant	0.13
Measurement Input, Expected Term [Member] | Maximum [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant	2
Fair value of the conversion feature liability for the debentures and warrant	1.98
Measurement Input, Price Volatility [Member] | Minimum [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant	79
Fair value of the conversion feature liability for the debentures and warrant	72
Measurement Input, Price Volatility [Member] | Maximum [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant	91
Fair value of the conversion feature liability for the debentures and warrant	90
Measurement Input, Conversion Price [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant	70
Fair value of the conversion feature liability for the debentures and warrant	70
Measurement Input, Offered Price [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant	15
Fair value of the conversion feature liability for the debentures and warrant	15
Measurement Input, Voluntary Conversion [Member]
Schedule of Fair Value of the Conversion Feature Liability for the SPAs [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant	15
Fair value of the conversion feature liability for the debentures and warrant	15